PREPAYMENTS AND OTHER CURRENT ASSETS - Schedule of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepaid advertising expenses and service fee	¥ 211,604		¥ 234,490
Receivables related to the exercise of share-based awards	172,452		289,822
Deposits	68,390		63,814
Staff loans and advances	33,672		52,695
Receivables from third-party online payment platforms	30,317		63,866
Others	84,338		19,896
Total	¥ 600,773	$ 87,104	¥ 724,583